Long-Term Debt - Schedule of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified							0 Months Ended		1 Months Ended		12 Months Ended			12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended					12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014 Senior Secured Term Loan Facility [Member]	Sep. 30, 2014 Holdco I & III Mortgage & Mezzanine Loans [Member]	Dec. 31, 2013 Holdco I & III Mortgage & Mezzanine Loans [Member]	Jul. 06, 2012 Holdco III Mortgage Loan [Member]	Jul. 05, 2012 Holdco III Mortgage Loan [Member]	Jun. 30, 2010 Holdco III Mortgage Loan [Member]	Feb. 28, 2007 Holdco III Mortgage Loan [Member]	Dec. 31, 2013 Holdco III Mortgage Loan [Member]	Dec. 31, 2011 Holdco III Mortgage Loan [Member]	Dec. 31, 2012 Holdco III Mortgage Loan [Member]	Dec. 31, 2013 Holdco III Mortgage Loan [Member] Long Term [Member]	Apr. 14, 2014 Holdco I Mortgage Loan [Member]	Dec. 31, 2013 Holdco I Mortgage Loan [Member]	Dec. 31, 2012 Holdco I Mortgage Loan [Member]	Apr. 14, 2014 Holdco I Mortgage Loan [Member] Minimum [Member]	Dec. 31, 2013 Holdco I Mortgage Loan [Member] Minimum [Member]	Apr. 14, 2014 Holdco I Mortgage Loan [Member] Maximum [Member]	Dec. 31, 2013 Holdco I Mortgage Loan [Member] Maximum [Member]	Dec. 31, 2013 Holdco I Mortgage Loan [Member] Current payment spreads [Member]	Dec. 31, 2013 Holdco I Mortgage Loan [Member] Long Term [Member]	Dec. 31, 2013 Holdco I Mezzanine Loans [Member]	Dec. 31, 2012 Holdco I Mezzanine Loans [Member]	Dec. 31, 2013 Holdco I Mezzanine Loans [Member] Minimum [Member]	Dec. 31, 2013 Holdco I Mezzanine Loans [Member] Maximum [Member]	Dec. 31, 2013 Holdco I Mezzanine Loans [Member] Current payment spreads [Member] Minimum [Member]	Dec. 31, 2013 Holdco I Mezzanine Loans [Member] Current payment spreads [Member] Maximum [Member]	Dec. 31, 2013 Holdco I Mezzanine Loans [Member] Long Term [Member]	Dec. 31, 2013 Holdco I Mezzanine Loans [Member] Long Term [Member] Minimum [Member]	Dec. 31, 2013 Holdco I Mezzanine Loans [Member] Long Term [Member] Maximum [Member]
Debt Instrument [Line Items]
Interest rate							4.50%	4.00%	3.50%	1.40%	4.50%	4.00%			0.55%	0.55%		3.891%	3.891%	6.803%	6.803%	2.892%	2.892%			9.00%	13.90%	9.00%	13.90%		9.00%	13.90%
Maturity date														2014-07									2014-07							2014-07
Long-term debt, current	$ 19,450	$ 2,720,286	$ 61,292	$ 19,450		$ 2,720,286					$ 208,909		$ 5,042			$ 1,941,238	$ 56,250							$ 570,139
Long-term debt, non current	1,910,756		2,838,673	1,910,756									228,547				2,092,864								517,262
Total debt, non-current	$ 1,930,206	$ 2,720,286	$ 2,899,965